Debt Restructuring and Private Equity Placement	12 Months Ended
Dec. 31, 2012
Debt Refinance [Abstract]
Debt Refinance [Text Block]

Note 8 – Debt Restructuring and Private Equity Placement

On November 2, 2012, the Company, and two of its subsidiaries, Dillco and Heat Waves (all as “Borrowers”), and PNC Bank, National Association (“PNC”) entered into a Revolving Line of Credit, Term Loan and Security Agreement (the “Credit Agreement”) and other documents by which the Company and its subsidiaries refinanced substantially all of its existing indebtedness with Great Western Bank; the exception being the real estate loan for a facility in North Dakota with an original principal balance of $678,750 and current principal balance of $738,097 (Note 10).

Term Loan Agreement

The terms of the first agreement entered into through the debt refinance, a term loan agreement, include:

(1) principal amount of $11,000,000;

(2) beginning November 2012, thirty-five fixed monthly principal installments of $130,952, with the remaining principal due November 2, 2015;

(3) a variable rate interest of 4.25% plus 1 Month Libor;

(4) collateral consists of the equipment, inventory, and accounts of the Company;

(5) the obligation is guaranteed by a person who is both an officer and director of the Company; and

(6) the loan is subject to certain financial covenants.

At December 31, 2012, the total outstanding balance on this term loan was $10,738,096 (Note 10), with $1,571,424 included in the Current portion of long-term debt and $9,166,672 classified as Long-term debt.

Fees. As part of the November 2012 debt refinancing the Company incurred $922,685 in origination and other debt issuance fees for the issuance of this term loan. As of December 31, 2012, $307,776 of these fees were classified as Current Assets, within Prepaid expenses and other current assets, and the remaining $564,256 were classified as Other Assets. For the year ended December 31, 2012, the Company had amortized $50,653 of these fees to Interest Expense.

Revolving Line of Credit

The second loan agreement pursuant to the Company’s debt refinancing on November 2, 2012 consisted of a three year, $5,000,000 revolving line of credit subject to a borrowing base defined as the lesser of the maximum revolving advance amount of $5,000,000 or 85% of defined eligible accounts receivable. The revolving line of credit has a variable rate interest of 3.25% plus 1 Month Libor and is secured with inventory and accounts of the company. The revolving line of credit also has a facility fee of .375% per annum, which is applied to any undrawn portion of the maximum revolving advance amount. At December 31, 2012, the outstanding balance on this revolving line of credit was $2,151,052; the entire amount classified as current Line of credit borrowings.

Additional Requirements Pursuant to the PNC Credit Agreement

Additional Private Equity Placement. As a condition of the refinancing with PNC, PNC required the Company to raise at least $1,250,000 in equity in a private equity placement. This private placement was completed in November 2012. Each accredited investor received the same terms pursuant to the Stock Subscriptions issued by the Company, as approved by the Board of Directors (i.e. Units at $350 per Unit, each Unit consisting of 1,000 shares of common stock and warrants to purchase 500 shares of common stock at $0.55 per share). The total equity raised was $1,994,800 or 5,699 Units (which equates to 5,699,428 shares of common stock). This resulted in the issuance of warrants, to these same accredited investors, to purchase 2,849,714 shares of common stock at $0.55 per share. See Note 14.

In conjunction with the stock subscription agreements executed by the equity investors, the Company and each equity investor also entered into a registration rights agreement; which agreement requires the payment of penalty fees to the equity investor in the event the Company is unable to timely register the shares of common stock acquired by the equity investor pursuant to the stock subscription agreement. The Company notes that it fully expects to register the underlying shares of common stock issued through the November 2012 private equity placement through filing a timely Form S-1 registration statement with the SEC. Due to its expectation to timely file the registration statement with the SEC, the Company does not believe it will pay any penalties pursuant to the registration rights agreement and therefore has not recorded a liability for the penalties.

Conversion of Related Party Subordinated Debt. As a condition of the refinancing with PNC, PNC required that Mr. Herman continue to guarantee Enservco’s indebtedness, although it reduced the guarantee amount to $3,500,000 from the unlimited guarantee imposed by Great Western Bank. PNC also required that Mr. Herman convert his subordinated indebtedness (a total of $1,477,760) into equity of Enservco.

As a result of the completion of the PNC financing, Mr. Herman entered into a guarantee agreement for $3,500,000 and converted his debt from the Company in the principal amount of $1,477,760 into 4,222 Units (being 4,222,000 shares and warrants to purchase 2,111,000 additional shares of common stock at $0.55 per share). The approximate $45,000 of accrued interest owed Mr. Herman was paid in cash from funds received through the PNC agreement and the private equity placement required therein. Also as a result of the completion of the PNC financing, Mr. Herman was relieved of his unlimited guarantee to Great Western Bank. See Note 14